Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Consumer Staples Portfolio	Apr. 30, 2025
VIP Consumer Staples Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.57%
Past 5 years	6.68%
Past 10 years	7.16%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1506
Average Annual Return:
Past 1 year	13.38%
Past 5 years	8.32%
Past 10 years	8.18%